Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related party disclosures [Abstract]
Key Management Compensation	Key management is comprised of executive officers and the Board of Directors who served during the reporting period.

	Year ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Salary and related expenses	1,421	893	687
Shared-based compensation expense	590	338	163
	2,011	1,231	850